THE ALGER FUND

Supplement dated September 20, 1999 to the Statement of Additional Information dated March 1, 1999, as supplemented July 21, 1999

Item (7) on Page 17 of the Statement of Additional Information under the heading "Waivers of Sales Charges" is hereby amended to read as follows:

     (7) on behalf of their clients by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers with which either the Fund or Alger Inc. has entered into agreements contemplating the waiver of such charges;